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                                  FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:           (a)

          or fiscal year ending:  12/31/2001  (b)

Is this a transition report?:  (Y/N)                                       N

Is this an amendment to a previous filing?  (Y/N)                            N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:        Separate Account VA-6 of Transamerica Life
                                  Insurance and Annuity Company

     B.   File Number:            811-07753

     C.   Telephone Number:       704-330-5600

2.   A.   Street:  401 North Tryon
     B.   City:  Charlotte        C. State: North Carolina   D. Zip Code: 28202
          Zip Ext:
     E.   Foreign Country:             Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?  (Y/N)           N

4.   Is this the last filing on this form by Registrant?  (Y/N)            N

5.   Is Registrant a small business investment company (SBIC)?  (Y/N)      N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?  (Y/N)                   Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A.   Is Registrant a series or multiple portfolio company?  (Y/N)
          [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?

                                      01
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For period ending 12/31/2001                         If filing more than one
File number 811-07753                                Page 50, "X" box:   [_]





123.   [/]   State the total value of the additional
             units considered in answering item 122
             ($000's omitted)                                        $22,761

124.   [/]   State the total value of units of prior
             series that were placed in the portfolios
             of subsequent series during the current
             period (the value of these units is to be
             measured on the date they were placed
             in the subsequent series) ($000's omitted)              $

125.   [/]   State the total dollar amount of sales loads
             collected (before reallowances to other brokers
             or dealers) by Registrant's principal underwriter
             and any underwriter which is an affiliated person
             of the principal underwriter during the current
             period solely from the sale of units of all series
             of Registrant ($000's omitted)                          $

126.   Of the amount shown in item 125, state the total dollar
       amount of sales loads collected from secondary market
       operations in Registrant's units (include the sales
       loads, if any, collected on units of a prior series
       placed in the portfolio of a subsequent series.)
       ($000's omitted)                                              $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                       Number of      Total Assets        Total Income
                                                       Series         ($000's             Distributions
                                                       Investing      omitted)            ($000's omitted)
                                                       ---------      ------------        ---------------
A.     U.S. Treasury direct issue                                     $                   $

B.     U.S. Government agency                                         $                   $

C.     State and municipal tax-free                                   $                   $

D.     Public utility debt                                            $                   $

E.     Brokers or dealers debt or debt of
       broker's or dealer's parent                                    $                   $

F.     All other corporate intermed. & long-
       term debt                                                      $                   $

G.     All other corporate short-term debt                            $                   $

H.     Equity securities of brokers or dealers
       or parents of brokers or dealers                               $                   $

I.     Investment company equity securities            N/A            $325,101            $3,742

J.     All other equity securities                                    $                   $

K.     Other securities                                               $                   $

L.     Total assets of all series of registrant        N/A            $325,101            $3,742

                                      50
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For period ending 12/31/2001                           If filing more than one
File number 811-07753                                  Page 51, "X" box:   [_]



128.   [/]   Is the timely payment of principal and
             interest on any of the portfolio
             securities held by any of Registrant's
             series at the end of the current period
             insured or guaranteed by an entity other than the issuer? (Y/N)

       [If answer is "N" (No), go to item 131.]

129.   [/]   Is the issuer of any instrument covered in
             item 128 delinquent or in default as to
             payment of principal or interest at the end of the current period? (Y/N)

       [If answer is "N" (No), go to item 131.]

130    [/]   In computations of NAV or offering price per
             unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.   Total expenses incurred by all series of Registrant
       during the current reporting period ($000's omitted)            $ 4,959

132.   [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

       811-______        811-______           811-______          811-______

       811-______        811-______           811-______          811-______

       811-______        811-______           811-______          811-______

       811-______        811-______           811-______          811-______

       811-______        811-______           811-______          811-______

       811-______        811-______           811-______          811-______

       811-______        811-______           811-______          811-______

       811-______        811-______           811-______          811-______

       811-______        811-______           811-______          811-______

                                      51

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    This report is signed on behalf of the registrant (or depositor or trustee).


City of: Cedar Rapids     State of: Iowa           Date:  February 23, 2002

Name of Registrant, Depositor, or Trustee: Separate Account VA-6 of Transamerica Life Insurance and Annuity Company


Witness:  /s/  Dawn L. Krousie               By:  /s/  Frank A. Camp
          -----------------------------           ------------------------------
                                                  Vice President